Income Taxes - Schedule of Loss Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Loss Before Income Taxes [Line Items]
Loss before income taxes	$ (14,386)	¥ (97,605)	¥ (27,076)
Non-PRC [Member]
Schedule of Loss Before Income Taxes [Line Items]
Loss before income taxes	(6,449)	(43,754)	(4,143)
PRC [Member]
Schedule of Loss Before Income Taxes [Line Items]
Loss before income taxes	$ (7,937)	¥ (53,851)	¥ (22,933)